Shareholder Report, Average Annual Return (Details) B001670_Direxion Daily Magnificent 7 Bear 1X Shares_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Magnificent 7 Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Magnificent 7 Bear 1X Shares NAV
Average Annual Return, Percent	(31.97%)	(30.07%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	20.91%
Indxx Magnificent 7 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Indxx Magnificent 7 Index
Average Annual Return, Percent	45.52%	44.38%